Document and Entity Information	Feb. 01, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-6364
Entity Registrant Name	South Jersey Industries, Inc.
Entity Central Index Key	0000091928
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock - $1.25 par value per share
Trading Symbol	SJI
Security Exchange Name	NYSE
5.625% Junior Subordinated Notes due 2079 [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Notes due 2079
Trading Symbol	SJIJ
Security Exchange Name	NYSE
Corporate Units [Member]
Entity Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SJIV
Security Exchange Name	NYSE
SOUTH JERSEY GAS Co [Member]
Entity Information [Line Items]
Entity File Number	000-22211
Entity Registrant Name	South Jersey Gas Company
Entity Central Index Key	0001035216
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	21-0398330
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Entity Emerging Growth Company	false